Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: November 12, 2024

Payment Date	11/15/2024
Collection Period Start	10/1/2024
Collection Period End	10/31/2024
Interest Period Start	10/15/2024
Interest Period End	11/14/2024

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$133,773,623.35	$17,927,531.52	$115,846,091.83	0.248490	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$279,856,623.35	$17,927,531.52	$261,929,091.83

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$283,247,833.34	$265,320,301.82	0.195594
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$283,247,833.34	$265,320,301.82
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$133,773,623.35	0.77000%	30/360	$85,838.07
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$279,856,623.35			$226,911.82

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$283,247,833.34	$265,320,301.82
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$283,247,833.34	$265,320,301.82
Number of Receivables Outstanding	33,498	32,523
Weighted Average Contract Rate	3.87%	3.87%
Weighted Average Remaining Term (months)	26.0	25.1

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$899,674.75
Principal Collections	$17,790,947.42
Liquidation Proceeds	$129,196.15
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$18,819,818.32
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$18,819,818.32

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$236,039.86	$236,039.86	$—	$—	$18,583,778.46
Interest - Class A-1 Notes	$—	$—	$—	$—	$18,583,778.46
Interest - Class A-2 Notes	$—	$—	$—	$—	$18,583,778.46
Interest - Class A-3 Notes	$85,838.07	$85,838.07	$—	$—	$18,497,940.39
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$18,406,602.39
First Allocation of Principal	$—	$—	$—	$—	$18,406,602.39
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$18,392,020.01
Second Allocation of Principal	$—	$—	$—	$—	$18,392,020.01
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$18,375,856.24
Third Allocation of Principal	$972,321.53	$972,321.53	$—	$—	$17,403,534.71
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$17,384,545.11
Fourth Allocation of Principal	$13,564,000.00	$13,564,000.00	$—	$—	$3,820,545.11
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,820,545.11
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$429,335.12
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$429,335.12
Remaining Funds to Certificates	$429,335.12	$429,335.12	$—	$—	$—
Total	$18,819,818.32	$18,819,818.32	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$283,247,833.34	$265,320,301.82
Note Balance	$279,856,623.35	$261,929,091.83
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.05%	13	$136,584.10
Liquidation Proceeds of Defaulted Receivables[1]	0.05%	115	$129,196.15
Monthly Net Losses (Liquidation Proceeds)			$7,387.95
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.40%
Second Preceding Collection Period			(0.01)%
Preceding Collection Period			0.15%
Current Collection Period			0.03%
Four-Month Average Net Loss Ratio			0.14%
Cumulative Net Losses for All Periods			$2,380,393.23
Cumulative Net Loss Ratio			0.18%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.53%	132	$1,395,491.47
60-89 Days Delinquent	0.18%	43	$486,637.51
90-119 Days Delinquent	0.04%	8	$103,701.22
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.75%	183	$1,985,830.20

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		3	$21,387.01
Total Repossessed Inventory		5	$46,116.84

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		51	$590,338.73
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.22%
Second Preceding Collection Period			0.21%
Preceding Collection Period			0.19%
Current Collection Period			0.22%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of October 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.54	0.20%	53	0.16%